Related Party Transactions - Schedule of Related Party Transactions (Detail) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2016	Sep. 30, 2015
Related Party Transaction [Line Items]
Voyage revenues	$ 100,658	$ 98,415	$ 295,670	$ 294,349
General and administrative expenses	(3,573)	(5,676)	$ (14,865)	(19,452)
Teekay Corporation [Member]
Related Party Transaction [Line Items]
Operating lease arrangement period, lessor			10 years
Teekay Corporation [Member] | Maximum [Member]
Related Party Transaction [Line Items]
Additional time period for fixed-rate time-charters contract			15 years
Affiliated Entity [Member]
Related Party Transaction [Line Items]
Voyage revenues	9,429	7,727	$ 28,075	27,735
Vessel operating expenses	(5,107)	(4,714)	(15,023)	(14,337)
General and administrative expenses	(3,437)	(3,658)	(8,666)	(11,326)
General and administrative expenses deferred and capitalized	$ (116)	$ 0	$ (442)	$ 0